Air traffic liability	12 Months Ended
Dec. 31, 2022
Air traffic liability [Abstract]
Air traffic liability	AIR TRAFFIC LIABILITY
22.1    Accounting policies
This represents the Company’s obligations for the early receipt of air transport services and other auxiliary services related to the main obligation with its customers. They are accounted for at the amount of the transaction and as they are non-monetary items they are not subject to exchange differences or monetary adjustment of any nature. These obligations are derecognized when the related transport are provided.
22.2    Breakdown of air traffic liability

	December 31,
Description	2022	2021

Air traffic liability	4,660,271	3,471,534
Breakage	(520,246)	(407,718)
	4,140,025	3,063,816

Average use term	48 days	47 days